Consolidated Statements of Changes in Convertible Preferred Stock, Redeemable Common Stock and Stockholders' Equity (Deficit) (Parenthetical)	12 Months Ended
Dec. 31, 2021 USD ($)
Offering costs	$ 310,021
IPO
Issuance costs	4,321,374
Private Placement
Issuance costs	$ 2,369,496